Leases	12 Months Ended
Dec. 31, 2021
Lease [Abstract]
Leases

15. Leases

This note provides information for leases where the Group is a lessee.

15.1. The Group’s leasing activities and how these are accounted for

Lease terms for properties are generally between 1 and 10 years, except for the production facilities described below.

The lease agreement for the production facility in Ogden, Utah, originally had a lease term of total 20 years (including extension options). The lease was modified during the year ended December 31, 2021, in regards of the lease term adding options to extend the lease further from December 31, 2038, to December 31, 2061. The Group has assessed it as reasonably certain that all extension periods will be utilized up until 2061. The addition to the right-of-use asset as a result of the modification amounts to $4.7 million.

In addition to the modification above, the lease was also amended with two additional buildings at the Ogden production facility. One addition commenced in June 2021, and the commencement date for the second addition is December 31, 2022.

Furthermore, five lease agreements regarding production facilities were entered into during the year ended December 31, 2021:

•	One in Fort Worth, Texas, which commenced in March 2021 with a lease term of 20 years having included two extension options of five years each,
•	One in Ma’anshan, China which commenced in January 2021 with a lease term of 10 years having included an extension option of five years,
•	One in Singapore which commenced in May 2021 with a lease term of 10 years,
•	One in Peterborough, United Kingdom, which commenced in September 2021 with a lease term of 40 years having included two extension options of 10 years each, and
•	One in China (Asia III) which commenced in October 2021 with a lease term of 50 years.

Lease terms for production equipment are generally between 1 and 5 years. The Group also has leases with a shorter lease term than 12 months and leases pertaining to assets of low value, such as office equipment. For these, the Group has chosen to apply the exemption rules in IFRS 16 Leases, meaning the value of these contracts is not part of the right-of-use asset or lease liability.

Extension and termination options

Extension and termination options are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. The majority of extension and termination options held are exercisable only by the Group and not by the respective lessor. For more information regarding the Group’s extension options, please refer to Note 4.

15.2. Amounts recognized in the consolidated statement of financial position

The consolidated statement of financial position discloses the following amounts relating to leases:

	2021	2020
Right-of-use assets
Land and buildings	127,773	23,153
Plant and machinery	30,675	14,950
Total	158,448	38,103
Lease liabilities
Non-current	126,516	23,883
Current	16,703	6,261
Total	143,219	30,144

	Land and buildings	Plant and machinery	Total
Cost
At January 1, 2020	16,553	19,174	35,727
Increases	10,588	2,176	12,764
Decreases	(507)	(1,298)	(1,805)
Exchange differences	1,192	2,491	3,683
At December 31, 2020	27,826	22,543	50,369
Increases	113,597	21,526	135,123
Decreases	(934)	(3,556)	(4,490)
Reclassifications	—	485	485
Exchange differences	(1,686)	(1,721)	(3,407)
At December 31, 2021	138,803	39,277	178,080
Accumulated depreciation
At January 1, 2020	(1,732)	(4,472)	(6,204)
Depreciation	(3,149)	(2,981)	(6,130)
Decreases	497	732	1,229
Exchange differences	(289)	(872)	(1,161)
At December 31, 2020	(4,673)	(7,593)	(12,266)
Depreciation[1]	(7,507)	(4,982)	(12,489)
Decreases	933	3,175	4,108
Exchange differences	217	798	1,015
At December 31, 2021	(11,030)	(8,602)	(19,632)
Cost, net accumulated depreciation
At December 31, 2020	23,153	14,950	38,103
At December 31, 2021	127,773	30,675	158,448

(1)

Includes an asset impairment charge of certain production equipment at our Landskrona production facility in Sweden for which we have no alternative use, amounting to $5.0 million, of which $4.3 million relates to property, plant and equipment and $0.7 million relates to right of use assets.

15.3 Amounts recognized in the statement of operations

	2021	2020	2019
Depreciation and impairment charge of right-of-use assets
Land and buildings	(7,507)	(3,149)	(1,708)
Plant and machinery	(4,982)	(2,981)	(2,670)
Total	(12,489)	(6,130)	(4,378)
Interest expense (included in finance cost)	(5,026)	(1,462)	(1,216)
Expense relating to short-term leases	(576)	(314)	(331)
Expense relating to leases of low-value assets that are not shown above as short-term leases	(1,605)	(1,984)	(1,593)

The total cash outflow for leases in 2021 was $16.5 ($9.8) million.

The Group has the following lease agreements, which had not commenced as of December 31, 2021, but the Group is committed to:

•

For the previously mentioned Ogden, Utah, agreement, one additional building under which the Group’s obligations amount to $27.9 million for a term of 40 years. The additional building has a commencement date of December 31, 2022.

•

One lease agreement regarding production equipment in Ma’anshan, China, under which the Group’s obligations collectively amount to $8.0 million for a term of six years. The commencement date is expected to be in the first half of 2022.

•	One lease agreement regarding R&D premises in Lund, Sweden, under which the Group’s obligations amount to $13.8 million for a term of 15 years. The lease has a commencement date of September 1, 2023.